Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 38,718	¥ 38,105
Securities lending transactions	1,441	1,350
Total	40,159	39,455
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	17,041	18,661
Securities lending transactions	1,313	1,288
Total	18,354	19,949
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	13,259	11,040
Securities lending transactions	49	19
Total	13,308	11,058
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,469	5,415
Securities lending transactions	0	0
Total	6,469	5,415
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,949	2,989
Securities lending transactions	79	44
Total	¥ 2,028	¥ 3,033